COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended	6 Months Ended
	Jan. 31, 2023	Jun. 30, 2023 USD ($) vessels subsidiary
Disclosure of contingent liabilities [line items]
Number of newbuild vessels | vessels		0
New buildings
Disclosure of contingent liabilities [line items]
Capital commitments		$ 0
TFG Marine
Disclosure of contingent liabilities [line items]
Guarantee amount, subsidiary performance		6,000,000
Guarantee amount, current exposure		0
Capital commitments		47,800,000
TFG Marine | Remainder of fiscal year
Disclosure of contingent liabilities [line items]
Capital commitments		18,900,000
TFG Marine | Next fiscal year
Disclosure of contingent liabilities [line items]
Capital commitments		$ 28,900,000
Euronav | Terminating combination agreement
Disclosure of contingent liabilities [line items]
Combination agreement, exchange ratio	1.45
TFG Marine
Disclosure of contingent liabilities [line items]
Number of subsidiaries | subsidiary		2
Subsidiaries
Disclosure of contingent liabilities [line items]
Guarantee amount, subsidiary performance		$ 60,000,000
Guarantee amount, current exposure		$ 0